Bank and Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Bank and Other Borrowings [Abstract]
Short-term bank and other borrowings	$ 12,648	$ 6,306
Long-term bank borrowings, current portion	5,432	1,381
Bank borrowings, current	18,080	7,687
Long-term bank borrowings, non-current portion		4,491
Total borrowings	$ 18,080	$ 12,178